NON-CONTROLLING INTEREST	12 Months Ended
Jun. 30, 2025
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

NOTE 23. NON-CONTROLLING INTEREST

Non-controlling interest consisted of the following:

	As of June 30, 2024
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$915,896
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	(48,870,000)	(6,724,736)
Unappropriated retained earnings (deficit)	3,477,494	3,616,001	(7,547,154)	(1,581,474)	(2,130,804)	(4,165,937)	(573,251)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,225)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	4,787,263
Total non-controlling interests	¥5,109,644	¥3,804,148	¥(2,742,154)	¥(1,581,474)	¥(16,210,804)	¥(11,620,640)	$(1,599,053)

	As of June 30, 2025
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	MSJ	Total	Total
	RMB	RMB	RMB	RMB	RMB		RMB	US Dollars
Paid-in capital	¥926,592	¥200,000	¥4,805,000	—	¥—	—	¥5,931,592	$828,018
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)		(48,870,000)	(6,821,988)
Unappropriated retained earnings (deficit)	3,477,493	3,616,001	(8,498,212)	(1,452,105)	(2,329,068)	(92,769)	(5,278,660)	(736,873)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	—	(30,703)	(4,286)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	—	34,790,000	4,856,497
Total non-controlling interests	¥4,385,235	¥3,804,148	¥(3,693,212)	(1,452,105)	¥(16,409,068)	(92,769)	(13,457,771)	(1,878,632)